Risk - Liquidity risk (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
4 to 5 years
Risk
Lease liabilities	R$ 349
Accounts payable to selling shareholders	237
Total	586
Liquidity risk
Risk
Trade payables	103,292
Lease liabilities	43,118
Loans and financing	1,831,327
Derivative financial liabilities	223,561
Accounts payable to selling shareholders	1,668,786
Total	3,870,084
Liquidity risk | Less than 3 months
Risk
Trade payables	103,292
Lease liabilities	6,018
Loans and financing	213,214
Accounts payable to selling shareholders	379,501
Total	702,025
Liquidity risk | 3 to 12 months
Risk
Lease liabilities	14,104
Loans and financing	15,234
Accounts payable to selling shareholders	420,052
Total	449,390
Liquidity risk | 1 to 2 years
Risk
Lease liabilities	16,972
Loans and financing	941,568
Accounts payable to selling shareholders	540,470
Total	1,499,010
Liquidity risk | 2 to 3 years
Risk
Lease liabilities	4,620
Loans and financing	19,324
Accounts payable to selling shareholders	307,836
Total	331,780
Liquidity risk | 3 to 4 years
Risk
Lease liabilities	1,005
Accounts payable to selling shareholders	20,690
Total	21,695
Liquidity risk | More than 5 years
Risk
Lease liabilities	50
Loans and financing	641,987
Derivative financial liabilities	223,561
Total	R$ 865,598